Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Operating Leased Assets [Line Items]
2014	$ 1,953,667	11,826,913
2015	29,304	177,396
Future minimum lease payments for non-cancellable operating leases	$ 1,982,971	12,004,309